Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

The following replaces the second and third paragraphs of the “Principal Investment Strategies” section on page 50 for Ivy High Income Fund of the Ivy Funds prospectus:

IICO may look at a number of factors in selecting securities for the Fund, beginning with a primarily bottom-up analysis of a company’s fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, and capital structure and future capital needs, and progressing to consideration of the current economic environment and industry fundamentals.

After IICO is comfortable with the business model of a company, it attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure believed to be most attractive, which may include secured and/or unsecured bank loans or floating rate notes, secured and/or unsecured high-yield bonds, and/or busted convertibles (a convertible security that is trading well below its conversion value).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000883622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 17, 2012
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

The following replaces the second and third paragraphs of the “Principal Investment Strategies” section on page 50 for Ivy High Income Fund of the Ivy Funds prospectus:

IICO may look at a number of factors in selecting securities for the Fund, beginning with a primarily bottom-up analysis of a company’s fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, and capital structure and future capital needs, and progressing to consideration of the current economic environment and industry fundamentals.

After IICO is comfortable with the business model of a company, it attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure believed to be most attractive, which may include secured and/or unsecured bank loans or floating rate notes, secured and/or unsecured high-yield bonds, and/or busted convertibles (a convertible security that is trading well below its conversion value).

Ivy Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

The following replaces the second and third paragraphs of the “Principal Investment Strategies” section on page 50 for Ivy High Income Fund of the Ivy Funds prospectus:

IICO may look at a number of factors in selecting securities for the Fund, beginning with a primarily bottom-up analysis of a company’s fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, and capital structure and future capital needs, and progressing to consideration of the current economic environment and industry fundamentals.

After IICO is comfortable with the business model of a company, it attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure believed to be most attractive, which may include secured and/or unsecured bank loans or floating rate notes, secured and/or unsecured high-yield bonds, and/or busted convertibles (a convertible security that is trading well below its conversion value).

Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Cundill Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy European Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy International Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Managed European/Pacific Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Pacific Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Asset Strategy New Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf883622_SupplementTextBlock

Ivy Funds

Supplement dated February 17, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011 and November 16, 2011

The following replaces the second sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 49, 53, 57, 61, 66, 71, 75, 80, 84, 88, 92, 96, 100, 105, 109, 113, 117, 122, and 127 of the Ivy Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.